COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 14: - COMMITMENTS AND CONTINGENT LIABILITIES

a.	Claims:

On June 27, 2023, Casterra Ag Ltd. entered into a Growing Services Agreement with castor seed service provider (“service provider”), a Zambia-based company, pursuant to which the service provider will provide to Casterra the following services, on a statement of work basis: planning, growing, data collections, harvesting, dehulling, packaging and will serve as an exporter. During January 2024 Casterra Ag Ltd. initiated legal proceedings in Zambia against the service provider for the recovery of approximately $1,000, paid as pre-payment for the services, which were not provided to date. See also Note 23 - Subsequent Events.

b.	Government grants:

The Company received research and development grants from the IIA. See also Note 11. If no economic benefits are expected from the research activity, the royalty obligation is not recorded as a liability and instead is treated as a contingent liability in accordance with IAS 37. The grants from the IIA impose certain restrictions on the transfer outside of Israel of the underlying know-how and the manufacturing or manufacturing rights of the underlying products and technologies.